Eaton Vance
National Municipal Opportunities Trust
June 30, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.0%
Security	Principal Amount (000's omitted)	Value
Other Revenue — 1.0%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,430	$ 2,577,569
Total Corporate Bonds (identified cost $2,430,000)		$ 2,577,569

Tax-Exempt Municipal Obligations — 106.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.4%
Texas Water Development Board:
4.80%, 10/15/52	$1,500	$ 1,501,978
5.00%, 10/15/47(2)	5,000	5,111,650
		$ 6,613,628
Education — 5.1%
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	$185	$ 145,819
Boyle County, KY, (Centre College), 4.50%, 6/1/53	1,000	898,007
California Municipal Finance Authority, (Westside Neighborhood School), 6.20%, 6/15/54(1)	880	913,001
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	210	202,011
5.375%, 6/15/48(1)	395	356,245
District of Columbia, (KIPP DC), 4.00%, 7/1/44	410	356,897
Idaho Housing and Finance Association, (Alturas Preparatory Academy), 4.125%, 5/1/44	1,000	897,382
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	750	760,540
Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	1,000	814,984
Pennsylvania University, 5.25%, 9/1/50(2)	3,000	3,149,610
Public Finance Authority, WI, (Cornerstone Charter Academy):
5.00%, 2/1/54	900	839,267
5.00%, 2/1/64	2,000	1,822,694
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/54(1)	455	399,685
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	245	188,723
5.00%, 4/1/40(1)	620	600,170
5.00%, 4/1/50(1)	830	749,035
Security	Principal Amount (000's omitted)	Value
Education (continued)
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/44(1)	$1,000	$ 960,914
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/49	70	64,097
		$ 14,119,081
Electric Utilities — 3.6%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	$4,250	$ 3,740,721
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.50%, 5/15/47	2,000	2,085,556
Omaha Public Power District, NE, 5.00%, 2/1/47	4,000	4,092,474
		$ 9,918,751
Escrowed/Prerefunded — 0.7%
Iowa Finance Authority, (Iowa Fertilizer Co.), Prerefunded to 12/1/32, 5.00%, 12/1/50	$1,500	$ 1,701,197
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/43	275	296,612
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	10	10,882
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	5	5,255
		$ 2,013,946
General Obligations — 10.6%
Chicago Board of Education, IL:
5.00%, 12/1/42	$6,410	$ 6,019,520
6.00%, 12/1/49	1,750	1,825,663
Chicago, IL, 6.00%, 1/1/45	2,000	2,089,887
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/53(1)(2)	4,000	4,059,040
Jackson County School District No. 6, OR, 0.00%, 6/15/41	710	319,380
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/47(2)	4,000	4,088,520
Massachusetts, 5.00%, 4/1/55(2)	2,500	2,552,025
Northside Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(2)	4,500	4,685,135
Puerto Rico:
0.00%, 7/1/33	2,000	1,385,098
4.00%, 7/1/35	2,127	2,049,880
Township of Freehold, NJ, 1.00%, 10/15/29	145	129,533
		$ 29,203,681

Eaton Vance
National Municipal Opportunities Trust
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 6.4%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$3,000	$ 2,929,397
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/49	2,000	1,969,276
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 2/15/47	1,105	945,814
Idaho Health Facilities Authority, ID, (St. Luke’s Health System), 4.375%, 3/1/53	1,000	881,140
Illinois Finance Authority, (Ascension):
4.00%, 2/15/36	505	493,069
Prerefunded to 2/15/27, 4.00%, 2/15/36	1,995	2,034,676
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	995	867,752
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	2,725	2,648,637
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/44	1,330	1,267,924
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/48	500	428,663
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	2,025	1,836,480
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	225	236,545
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), 5.50%, 2/15/54	1,000	1,048,233
		$ 17,587,606
Housing — 6.2%
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 7/1/53	$1,890	$ 1,803,359
Michigan Housing Development Authority, Social Bonds, 5.00%, 12/1/55	1,115	1,102,886
New Hampshire Business Finance Authority, Social Certificates, 4.75% to 6/1/35 (Put Date), 6/20/41	2,500	2,511,869
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 1.97%, 1/1/46(3)	250	250,000
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.45%, 4/1/51	3,500	3,590,630
Public Finance Authority, WI, (KSU Bixby Real Estate Foundation LLC), 5.50%, 6/15/45	700	680,486
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 4.65%, 10/1/53	1,685	1,614,119
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Texas Department of Housing and Community Affairs, (GNMA), 5.125%, 1/1/54	$1,555	$ 1,562,164
Washington Housing Finance Commission, Social Certificates, 3.375%, 4/20/37	3,353	3,051,082
Washington State Housing Finance Commission, (Radford Court and Nordheim Court), 5.00%, 7/1/54	1,000	961,654
		$ 17,128,249
Industrial Development Revenue — 5.8%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.70%, 5/1/53	$2,540	$ 2,575,698
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.), 3.20%, 7/1/39	1,000	840,611
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	2,000	1,823,331
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	725	724,241
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	1,415	1,278,818
(AMT), 4.875%, 11/1/42(1)	1,555	1,432,110
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	560	537,950
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	2,873,758
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	2,765	2,753,113
Valparaiso, IN, (Pratt Paper IN LLC), (AMT), 5.00%, 1/1/54(1)	1,000	940,394
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	145	146,033
		$ 15,926,057
Insured - Electric Utilities — 1.1%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J), (AG), 5.00%, 7/1/64	$1,875	$ 1,877,304
Los Angeles Department of Water and Power, CA, (BAM), 5.00%, 7/1/55	1,000	1,011,298
		$ 2,888,602
Insured - Hospital — 1.9%
Columbia County Hospital Authority, GA, (Wellstar Health System, Inc.), (AG), 5.00%, 4/1/53	$1,500	$ 1,509,656
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	1,000	894,841

Eaton Vance
National Municipal Opportunities Trust
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital (continued)
West Virginia Hospital Finance Authority, (Vandalia Health), (AG), 5.50%, 9/1/48	$2,000	$ 2,107,168
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.00%, 11/1/51	810	812,233
		$ 5,323,898
Insured - Housing — 0.4%
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.25%, 7/1/64	$1,000	$ 999,917
		$ 999,917
Insured - Lease Revenue/Certificates of Participation — 0.6%
Hinds County, MS, Lease Purchase, (BAM), 4.625%, 9/1/54(1)	$2,000	$ 1,731,682
		$ 1,731,682
Insured - Other Revenue — 0.1%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AG), 3.00%, 1/1/46	$280	$ 201,970
		$ 201,970
Insured - Special Tax Revenue — 4.7%
Miami-Dade County, FL, Professional Sports Franchise Facilities:
(AG), 6.875%, 10/1/34	$4,000	$ 4,561,376
(AG), 7.00%, 10/1/39	6,000	6,753,581
Tolomato Community Development District, FL:
(AG), 3.75%, 5/1/39	720	685,835
(AG), 3.75%, 5/1/40	855	804,851
		$ 12,805,643
Insured - Transportation — 7.9%
Metropolitan Transportation Authority, NY:
Green Bonds, (AG), 4.00%, 11/15/48	$6,225	$ 5,307,682
Green Bonds, (BAM), 4.00%, 11/15/48	1,500	1,292,948
New York Transportation Development Corp., (John F. Kennedy Airport Terminal 6 Redevelopment), Green Bonds, (AG), (AMT), 5.25%, 12/31/54	2,685	2,689,149
North Carolina Turnpike Authority, (Triangle Expressway System):
(AG), 0.00%, 1/1/35	4,000	2,766,608
(AG), 0.00%, 1/1/36	13,000	8,518,695
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AG), (AMT), 5.00%, 12/31/57	$1,000	$ 976,427
		$ 21,551,509
Lease Revenue/Certificates of Participation — 7.5%
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42	$320	$ 313,219
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	2,610	2,624,228
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	2,000	2,014,186
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	435	435,528
5.00%, 6/15/44	4,260	4,264,947
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	11,056,786
		$ 20,708,894
Other Revenue — 2.4%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$3,195	$ 2,727,707
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	390	395,343
Military Installation Development Authority, UT, 4.00%, 6/1/41	500	437,083
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	605	603,923
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	1,000	1,057,517
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,298,181
		$ 6,519,754
Senior Living/Life Care — 13.1%
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	$3,405	$ 3,405,043
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/42	700	631,717
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	125	114,987
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,110	762,852
Colorado Health Facilities Authority, (Covenant Living Communities and Services), 5.125%, 12/1/55	2,000	1,956,139
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	155	155,231
6.375%, 1/1/33	30	30,057

Eaton Vance
National Municipal Opportunities Trust
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Indiana Finance Authority, (Marquette), 5.25%, 3/1/50	$4,000	$ 3,886,317
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	1,500	1,404,532
Lee County Industrial Development Authority, FL, (Shell Point Obligated Group), 5.25%, 11/15/54	1,000	984,724
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	470	485,834
5.00%, 11/15/38(1)	310	316,392
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	1,650	1,523,560
Montgomery County Industrial Development Authority, PA, (ACTS Retirement Communities, Inc.), 5.25%, 11/15/53	1,500	1,508,190
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	1,475	1,062,680
National Finance Authority, NH, (The Vista):
5.625%, 7/1/46(1)	360	352,763
5.75%, 7/1/54(1)	780	757,607
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/33	45	45,183
5.00%, 7/1/34	55	55,024
5.00%, 7/1/49	2,000	1,741,825
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/49	3,000	2,640,849
North Carolina Medical Care Commission, (Twin Lakes Community), 5.25%, 1/1/55	2,000	1,951,747
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/54	500	489,794
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	765	1,047,631
Public Finance Authority, WI, (Mary's Woods at Marylhurst), 5.25%, 5/15/37(1)	630	632,449
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	2,000	2,102,597
Stamford Housing Authority, CT, (Mozaic Concierge Living), 6.00%, 10/1/40	500	508,499
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	1,325	1,201,959
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	669,614
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,004,731
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(1)	1,335	1,165,360
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49(1)	$305	$ 275,619
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 5.75%, 8/15/54	1,000	1,014,054
		$ 35,885,560
Special Tax Revenue — 10.0%
Aerotropolis Regional Transportation Authority, CO, 5.75%, 12/1/54(1)	$2,150	$ 2,109,871
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(1)	1,640	1,651,026
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.125%, 5/1/46	1,000	967,861
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	140	112,801
Mida Mountain Village Public Infrastructure District, UT, 5.125%, 6/15/54(1)	1,190	1,112,868
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	4,205	2,986,167
4.375%, 5/1/53	1,000	924,112
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44(2)	6,900	7,018,266
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	2,250	526,071
5.00%, 7/1/58	4,015	3,780,499
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(2)	2,125	2,202,116
Washington Metropolitan Area Transit Authority, D.C., Sustainability Bonds, 5.25%, 7/15/53(2)	4,000	4,109,040
		$ 27,500,698
Transportation — 15.9%
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(2)	$1,500	$ 1,530,330
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(2)	4,000	4,068,840
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	1,520	1,530,272
Metropolitan Washington Airports Authority, D.C., (AMT), 4.00%, 10/1/51	2,200	1,863,636
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,170	1,170,575
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	2,000	2,001,441

Eaton Vance
National Municipal Opportunities Trust
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 5.375%, 6/30/60	$1,910	$ 1,875,950
Green Bonds, (AMT), 6.00%, 6/30/54	770	795,821
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	2,115	2,086,698
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/38	1,950	1,983,858
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/49	5,990	5,928,687
South Jersey Transportation Authority, NJ, 5.25%, 11/1/52	1,000	1,022,964
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	4,000	3,825,768
Texas Transportation Commission, (State Highway 249 System), 0.00%, 8/1/38	850	464,519
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(2)	8,800	8,852,800
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	955	886,163
Virginia Small Business Financing Authority, (Transform 66 P3):
(AMT), 5.00%, 12/31/49	2,865	2,742,546
(AMT), 5.00%, 12/31/52	1,000	945,290
		$ 43,576,158
Total Tax-Exempt Municipal Obligations (identified cost $291,216,802)		$292,205,284

Taxable Municipal Obligations — 6.3%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	$1,000	$ 1,036,210
		$ 1,036,210
General Obligations — 1.2%
Chicago, IL:
7.375%, 1/1/33	$1,562	$ 1,686,074
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago, IL: (continued)
7.781%, 1/1/35	$1,395	$ 1,553,971
		$ 3,240,045
Hospital — 1.8%
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: JPMorgan Chase Bank, N.A.), 4.30%, 8/1/42(4)	$4,900	$ 4,900,000
		$ 4,900,000
Housing — 0.1%
New York State Housing Finance Agency, (160 Madison Avenue LLC), (LOC: Landesbank Hessen-Thuringen Girozentrale), 4.31%, 11/1/46(4)	$445	$ 445,000
		$ 445,000
Insured - Education — 0.4%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$1,610	$ 1,212,429
		$ 1,212,429
Insured - Housing — 0.4%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University), (AG), 3.508%, 7/1/41	$1,500	$ 1,165,770
		$ 1,165,770
Insured - Transportation — 0.5%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/45	$4,500	$ 1,274,741
		$ 1,274,741
Lease Revenue/Certificates of Participation — 0.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$140	$ 140,161
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	100	100,109
		$ 240,270
Special Tax Revenue — 0.9%
American Samoa Economic Development Authority, 3.72%, 9/1/27(1)	$1,115	$ 1,075,628
Oneida Indian Nation of New York, 8.00%, 9/1/40(1)	1,500	1,516,760
		$ 2,592,388

Eaton Vance
National Municipal Opportunities Trust
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 0.5%
Maryland Economic Development Corp., (Seagirt Marine Terminal), 4.75%, 6/1/42	$1,500	$ 1,270,725
		$ 1,270,725
Total Taxable Municipal Obligations (identified cost $18,022,640)		$ 17,377,578
Total Investments — 113.7% (identified cost $311,669,442)		$312,160,431
Other Assets, Less Liabilities — (13.7)%		$(37,569,907)
Net Assets — 100.0%		$274,590,524
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $38,086,890 or 13.9% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2025.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2025.
At June 30, 2025, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	16.6%
Others, representing less than 10% individually	82.6%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2025, 15.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 13.7% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

The Trust did not have any open derivative instruments at June 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
National Municipal Opportunities Trust
June 30, 2025
Portfolio of Investments (Unaudited) — continued

At June 30, 2025, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,577,569	$ —	$ 2,577,569
Tax-Exempt Municipal Obligations	—	292,205,284	—	292,205,284
Taxable Municipal Obligations	—	17,377,578	—	17,377,578
Total Investments	$ —	$312,160,431	$ —	$312,160,431
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.